PROMISSORY NOTE	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
PROMISSORY NOTE

NOTE 7 – PROMISSORY NOTES

On December 5, 2017, the Company entered into a promissory note in the amount of $477,402 (C$588,600) with an arm’s length third party. The note was to be repaid no later than 90 days from the date of issuance with an interest rate of 1.75% per 30-day period. The Promissory note was settled in full in February 2018.

On February 1, 2018, the Company entered into two promissory notes in the aggrege amount of $87,000 with arm’s length third parties. The notes were to be repaid on December 31, 2018 with an interest rate of 4% per annum. The promissory notes were settled on September 10, 2018 by issuance of 870,000 common shares of the Company. (note 9)

On March 20, 2018, the Company entered into a promissory note in the amount of $750,000 with an arm’s length third party. The note was to be repaid on December 31, 2018 with an interest rate of 4% per annum. The Promissory note was settled on September 10, 2018 by issuance of 7,500,000 common shares of the Company. (note 9)